Federated Hermes Strategic Income Fund
(formerly, Federated Strategic Income Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—5.0%
	Basic Industry - Chemicals—0.0%
135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$145,793
	Basic Industry - Metals & Mining—0.1%
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	288,371
	Capital Goods - Aerospace & Defense—0.2%
105,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	102,434
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,692
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	174,710
35,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	39,148
100,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	117,195
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	218,971
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	96,176
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	215,754
	TOTAL	992,080
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,818
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	53,300
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	97,009
	TOTAL	172,127
	Capital Goods - Construction Machinery—0.0%
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	130,112
	Capital Goods - Diversified Manufacturing—0.0%
85,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	87,679
35,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	37,403
40,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	42,146
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	68,880
	TOTAL	236,108
	Communications - Cable & Satellite—0.1%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	78,342
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	226,701
100,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	115,785
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	33,697
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	230,727
	TOTAL	685,252
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	34,115
100,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	114,605
65,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	78,112
100,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	137,409
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	116,426
100,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	119,582
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	315,876
	TOTAL	916,125

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.1%
125,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	$142,639
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	133,923
50,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	57,208
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	30,599
	TOTAL	364,369
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	175,740
125,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	164,287
152,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	206,869
	TOTAL	546,896
	Consumer Cyclical - Automotive—0.5%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	100,956
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	108,033
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,647
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	3,146,431
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	126,308
	TOTAL	3,543,375
	Consumer Cyclical - Retailers—0.6%
100,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	110,283
2,830,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	3,049,776
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	108,052
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	52,800
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	227,536
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	107,812
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	135,394
	TOTAL	3,791,653
	Consumer Cyclical - Services—0.1%
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	286,394
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	228,958
100,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	120,072
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	88,916
	TOTAL	724,340
	Consumer Non-Cyclical - Food/Beverage—0.1%
150,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	185,040
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	161,576
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	134,591
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	137,028
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	37,631
125,000	PepsiCo, Inc., 2.750%, 4/30/2025	136,683
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	91,067
	TOTAL	883,616
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	56,572
45,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	49,049
40,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	43,368
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	111,113
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	40,185
	TOTAL	300,287

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	$100,002
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	160,055
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	238,761
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	229,860
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	87,592
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	73,277
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	104,788
	TOTAL	994,335
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	115,702
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	92,100
	Consumer Non-Cyclical - Tobacco—0.0%
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	135,084
	Energy - Independent—0.4%
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	186,819
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	231,289
2,010,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,852,959
	TOTAL	2,271,067
	Energy - Integrated—0.1%
225,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	261,637
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	83,160
	TOTAL	344,797
	Energy - Midstream—0.1%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	160,377
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	161,753
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	101,710
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	250,964
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	106,456
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	124,142
	TOTAL	905,402
	Energy - Refining—0.0%
105,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	118,185
	Financial Institution - Banking—0.6%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	158,764
200,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	213,184
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	108,773
250,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	280,269
100,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	103,704
65,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	71,108
165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	179,305
270,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	303,163
270,000	Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	310,977
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	215,119
55,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	55,126
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	117,739
350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	401,219
200,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	208,037

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	$206,983
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	284,241
145,875	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	94,819
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	225,876
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	99,191
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	386,490
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	161,374
		TOTAL	4,185,461
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	225,922
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	222,836
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	193,186
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	190,003
		TOTAL	831,947
		Financial Institution - Insurance - P&C—0.0%
45,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	49,427
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	218,814
30,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	32,868
125,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	135,137
		TOTAL	386,819
		Financial Institution - REIT - Healthcare—0.4%
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	106,165
2,485,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	2,644,399
75,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	76,385
		TOTAL	2,826,949
		Financial Institution - REIT - Office—0.1%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	102,728
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	57,652
175,000		Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	207,179
		TOTAL	367,559
		Financial Institution - REIT - Other—0.0%
135,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	148,516
		Financial Institution - REIT - Retail—0.0%
80,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	89,220
		Technology—0.2%
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	134,429
75,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	84,526
50,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	57,175
85,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	90,911
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	236,670
35,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	41,096
75,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	85,462
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	375,674
40,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	43,986
125,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	149,633
25,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	26,127

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$94,332
		TOTAL	1,420,021
		Transportation - Airlines—0.0%
25,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	26,690
45,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	49,165
		TOTAL	75,855
		Transportation - Railroads—0.0%
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	70,374
		Transportation - Services—0.1%
100,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	111,732
200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	222,651
		TOTAL	334,383
		Utility - Electric—0.2%
50,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	52,629
200,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	246,270
40,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	46,309
140,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	177,435
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	118,299
105,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	113,997
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	80,928
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	280,738
140,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	159,395
		TOTAL	1,276,000
		Utility - Natural Gas—0.3%
1,410,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,558,826
65,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	75,326
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	109,571
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	131,948
		TOTAL	1,875,671
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,726,081)	32,635,378
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045 (IDENTIFIED COST $1,004,153)	1,046,176
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Commercial Mortgage—2.8%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	961,855
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	602,937
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,772,925
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	777,686
1,026,817		Benchmark Mortgage Trust 2019-B12, Class A1, 2.256%, 8/15/2052	1,050,221
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,645,771
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,180,989
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,082,717
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	677,884
5,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	5,011,139
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,616,008

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	$1,016,456
		TOTAL	18,396,588
		Federal Home Loan Mortgage Corporation—0.2%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	925,260
698,283		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	719,607
		TOTAL	1,644,867
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,307,199)	20,041,455
		COMMON STOCKS—2.7%
		Auto Components—0.2%
61,423	[3]	American Axle & Manufacturing Holdings, Inc.	477,871
54,406		Goodyear Tire & Rubber Co.	522,025
4,305		Lear Corp.	490,469
		TOTAL	1,490,365
		Chemicals—0.1%
26,595	[3]	Koppers Holdings, Inc.	639,876
		Communications Equipment—0.1%
7,175	[3]	Lumentum Holdings, Inc.	617,050
		Containers & Packaging—0.3%
44,643		Graphic Packaging Holding Co.	624,109
60,561		O-I Glass, Inc.	658,904
20,053		WestRock Co.	608,207
		TOTAL	1,891,220
		Electric Utilities—0.1%
17,685		NRG Energy, Inc.	608,541
		Equity Real Estate Investment Trusts (REITs)—0.1%
15,237		Gaming and Leisure Properties, Inc.	553,865
		Gas Utilities—0.1%
45,136		Suburban Propane Partners LP	575,484
		Hotels Restaurants & Leisure—0.3%
22,555		Boyd Gaming Corp.	604,023
13,880		MGM Resorts International	312,300
43,480		Red Rock Resorts, Inc.	742,421
21,115		Six Flags Entertainment Corp.	458,829
		TOTAL	2,117,573
		Independent Power and Renewable Electricity Producers—0.1%
24,885		Vistra Corp.	478,539
		IT Services—0.1%
6,575		Science Applications International Corp.	548,749
		Media—0.4%
23,760	[3]	Altice USA, Inc.	655,301
37,150	[3]	Cumulus Media, Inc.	184,635
134,550		Emerald Holding, Inc.	371,358
383,900		Entercom Communication Corp.	575,850
56,855	[3]	iHeartMedia, Inc.	524,203
4,055		Nexstar Media Group, Inc., Class A	389,321
		TOTAL	2,700,668

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Metals & Mining—0.2%
11,235		Compass Minerals International, Inc.	$639,608
58,205		Teck Resources Ltd.	670,522
		TOTAL	1,310,130
		Oil Gas & Consumable Fuels—0.3%
17,080		Enviva Partners LP/Enviva Partners Finance Corp.	704,891
45,429		Parsley Energy, Inc.	488,362
25,475		Sunoco LP	675,852
75,265	[3]	WPX Energy, Inc.	418,473
		TOTAL	2,287,578
		Pharmaceuticals—0.1%
29,190	[3]	Bausch Health Cos, Inc.	485,138
6,202	[3]	Mallinckrodt PLC	9,799
		TOTAL	494,937
		Technology Hardware Storage & Peripherals—0.1%
10,420	[3]	Dell Technologies, Inc.	688,554
23,350	[3]	NCR Corp.	477,274
		TOTAL	1,165,828
		Textiles Apparel & Luxury Goods—0.1%
25,755		Hanesbrands, Inc.	393,794
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,954,652)	17,874,197
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURIES—3.9%
		U.S. Treasury Notes—3.9%
20,000,000		United States Treasury Note, 1.625%, 6/30/2021	20,245,702
5,000,000		United States Treasury Note, 1.750%, 12/31/2024	5,326,525
		TOTAL U.S. TREASURIES (IDENTIFIED COST $24,953,906)	25,572,227
	[3]	PURCHASED CALL OPTIONS—0.3%
7,500,000		Barclays USD CALL/ZAR PUT, Notional Amount $7,500,000, Exercise Price, $17.50, Expiration Date 11/10/2020	154,012
11,800,000		Credit Agricole EUR CALL/USD PUT, Notional Amount $11,800,000, Exercise Price, $1.18, Expiration Date 11/4/2020	248,756
20,000,000		Morgan Stanley AUD CALL/USD PUT, Notional Amount $20,000,000, Exercise Price, $0.75, Expiration Date 11/20/2020	252,340
15,000,000		Morgan Stanley NZD CALL/USD PUT, Notional Amount $15,000,000, Exercise Price, $0.67, Expiration Date 11/20/2020	349,695
250		Russell 2000 Index, Notional Amount $39,046,900, Exercise Price, $1,550, Expiration Date 9/18/2020	1,050,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,782,599)	2,054,803
		PURCHASED PUT OPTIONS—0.1%
10,000,000	[3]	Morgan Stanley USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price, $21.00, Expiration Date 10/29/2020	44,660
150		United States Treasury Bond Futures, Notional Amount $26,607,000, Exercise Price, $175.00, Expiration Date 10/23/2020	304,688
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $321,508)	349,348
		EXCHANGE-TRADED FUND—6.5%
500,000		iShares iBoxx High Yield Corporate Bond ETF (IDENTIFIED COST $41,161,499)	42,515,000
		INVESTMENT COMPANIES—78.3%
1,090,759		Bank Loan Core Fund	10,209,505
17,069,170		Emerging Markets Core Fund	172,569,312

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
6,123,719	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[5]	$6,126,780
39,265,545	High Yield Bond Portfolio	242,268,415
8,172,722	Federated Mortgage Core Portfolio	82,707,945
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $513,489,002)	513,881,957
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $653,703,999)	655,970,941
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	121,797
	TOTAL NET ASSETS—100%	$656,092,738
At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/4/2020	Citibank N.A.	4,554,600 CHF	$5,000,000	$38,839
9/4/2020	State Street Bank & Trust Co.	4,596,379 CHF	$5,000,000	$85,060
9/4/2020	Standard Chartered Bank	525,073,000 JPY	$5,000,000	$(42,408)
9/4/2020	Citibank N.A.	525,826,500 JPY	$5,000,000	$(35,294)
10/16/2020	Bank of America N.A.	14,997,759 EUR	$17,800,000	$114,940
10/30/2020	Barclays Bank PLC Wholesale	3,480,023 AUD	$2,500,000	$67,127
10/30/2020	State Street Bank & Trust Co.	20,776,602 AUD	$15,000,000	$326,386
10/30/2020	BNP Paribas SA	3,750,340 NZD	$2,500,000	$26,014
10/30/2020	State Street Bank & Trust Co.	22,556,031 NZD	$15,000,000	$192,451
11/4/2020	Morgan Stanley	263,714,125 JPY	$2,500,000	$(8,151)
11/4/2020	Barclays Bank PLC Wholesale	1,048,680,000 JPY	$10,000,000	$(90,967)
Contracts Sold:
9/4/2020	State Street Bank & Trust Co.	9,602,452 CHF	$10,000,000	$(623,373)
9/4/2020	State Street Bank & Trust Co.	1,081,788,000 JPY	$10,000,000	$(213,939)
9/10/2020	JPMorgan Chase	14,826,155 NZD	$10,000,000	$13,266
10/30/2020	Barclays Bank PLC Wholesale	13,814,063 AUD	$10,000,000	$(190,293)
10/30/2020	Morgan Stanley	7,640,587 NZD	$5,000,000	$(146,262)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(486,604)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $857,466 and $1,789,511, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Note 2-Year Long Futures	60	$13,256,719	December 2020	$1,974
Short Futures:
[3]United States Treasury Long Bond Short Futures	70	$12,300,313	December 2020	$39,217
[3]United States Treasury Note 5-Year Short Futures	20	$2,520,625	December 2020	$ (5,826)
[3]United States Treasury Note 10-Year Short Futures	79	$11,000,750	December 2020	$ (24,865)
[3]United States Treasury Ultra Bond Short Futures	2	$441,813	December 2020	$3,230
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,730
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,388,770 and $ 23,717,326, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.

At August 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2020[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs	CDX Index HY Series 33	Sell	5.00%	12/20/2024	3.06%	$9,000,000	$507,151	$315,820	$191,331
The average notional amount of credit default swap contracts held by the Fund throughout the period was $ 14,850,000. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank PLC	EUR CALL/USD PUT	$17,250,000	October 2020	$1.15	$(685,360)
Barclays Bank PLC	EUR CALL/USD PUT	$6,025,000	September 2020	$1.21	$(6,537)
Barclays Bank PLC	EUR CALL/USD PUT	$6,150,000	October 2020	$1.23	$(11,138)
Barclays Bank PLC	USD CALL/ZAR PUT	$7,500,000	September 2020	$18.25	$(2,040)
Barclays Bank PLC	USD CALL/ZAR PUT	$7,500,000	November 2020	$19.00	$(43,695)
HSBC	AUD CALL/USD PUT	$5,000,000	September 2020	$0.73	$(65,965)
HSBC	AUD CALL/USD PUT	$7,500,000	November 2020	$0.75	$(88,732)
HSBC	NZD CALL/USD PUT	$5,000,000	September 2020	$0.67	$(36,365)
HSBC	NZD CALL/USD PUT	$6,250,000	November 2020	$0.69	$(75,256)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF	$42,515,000	September 2020	$86.00	$(62,510)
JP Morgan	AUD CALL/USD PUT	$15,000,000	September 2020	$0.72	$ (419,895)
JP Morgan	USD CALL/MXN	$15,000,000	September 2020	$24.00	$(11,715)
Morgan Stanley	EUR CALL/USD PUT	$12,050,000	September 2020	$1.21	$(63,516)
Morgan Stanley	USD CALL/MXN PUT	$5,000,000	September 2020	$22.50	$(10)
JP Morgan	United States Treasury Bond Futures	$35,476,000	September 2020	$178.00	$(131,250)
Put Options:
Barclays Bank PLC	AUD PUT/USD CALL	$20,000,000	September 2020	$0.71	$(42,060)
Barclays Bank PLC	USD PUT/JPY CALL	$20,000,000	October 2020	$102.00	$ (58,500)
Barclays Bank PLC	USD PUT/JPY CALL	$20,000,000	September 2020	$103.75	$(20)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF	$42,515,000	September 2020	$76.00	$(39,702)
Morgan Stanley	NZD PUT/USD CALL	$15,000,000	November 2020	$0.64	$(71,595)
Morgan Stanley	USD PUT/JPY CALL	$15,000,000	September 2020	$103.75	$(60,915)
JP Morgan	United States Treasury Bond Futures	$35,476,000	September 2020	$176.00	$(346,875)
Citi Group Global Markets	United States Treasury Bond Futures	$35,476,000	September 2020	$174.00	$(184,375)
(Premiums Received $3,347,275)					$(2,508,026)
The average market value of written put and call options held by the Fund throughout the period was $(2,205,887) and $ (4,372,518), respectively. This is based on amounts held as of each month-end throughout the nine-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,211,683 and $ 1,750,083, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts, Swap Contracts and the value of Written Options is included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds From Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2020	Shares Held	Dividend/ Income
Bank Loan Core Fund	$22,641,958	$10,046,518	$(22,781,317)	$93,543	$208,803	$10,209,505	1,090,759	$85,692
Emerging Markets Core Fund	$158,177,386	$16,401,715	$(5,000,000)	$2,771,830	$ 218,381	$172,569,312	17,069,170	$6,404,395
Federated Hermes Government Obligations Fund, Premier Shares*	$6,135,000	$96,357,125	$(102,492,125)	$—	$—	$—	—	$ 34,240
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$11,384,842	$330,853,099	$(336,091,946)	$(875)	$(18,340)	$6,126,780	6,123,719	$ 100,403
Project and Trade Finance Core Fund	$—	$1,706,950	$(1,706,950)	$—	$—	$—	—	$ 298,549
High Yield Bond Portfolio	$ 228,969,196	$15,800,000	$—	$(2,500,781)	$—	$242,268,415	39,265,545	$ 10,669,889
Federated Mortgage Core Portfolio	$ 122,868,368	$ 8,500,000	$(50,700,000)	$ 1,679,324	$360,253	$82,707,945	8,172,722	$ 2,088,083
TOTAL OF AFFILIATED TRANSACTIONS	$550,176,750	$479,665,407	$(518,772,338)	$2,043,041	$769,097	$513,881,957	71,721,915	$19,681,251
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from
HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Non-income-producing security.
4
Issuer in default.
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$32,540,559	$94,819	$32,635,378
Commercial Mortgage-Backed Security	—	1,046,176	—	1,046,176
Collateralized Mortgage Obligations	—	20,041,455	—	20,041,455
U.S. Treasuries	—	25,572,227	—	25,572,227
Equity Securities:
Common Stocks
Domestic	16,708,738	—	—	16,708,738
International	1,165,459	—	—	1,165,459
Preferred Stocks
Domestic	—	—	[1]400	400
Purchased Call Options	1,050,000	1,004,803	—	2,054,803
Purchased Put Options	304,688	44,660	—	349,348
Exchange-Traded Funds	42,515,000	—	—	42,515,000
Investment Companies	513,881,957	—	—	513,881,957
TOTAL SECURITIES	$575,625,842	$80,249,880	$95,219	$655,970,941
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$864,083	$—	$864,083
Futures Contracts	44,421	—	—	44,421
Swap Contracts	—	507,151	—	507,151
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	$—	$(1,350,687)	$—	$(1,350,687)
Futures Contracts	(30,691)	—	—	(30,691)
Swap Contracts	—	—	—	—
Written Option Contracts	(764,712)	(1,743,314)	—	(2,508,026)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(750,982)	$(1,722,767)	$—	$(2,473,749)
1
Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CHF	—Swiss Franc
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Corporation
LP	—Limited Partnership
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand